Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 1,363,567	$ 1,263,539	$ 1,173,889
Accrued legal	37,997	37,997	37,997
Accrued interest	412	17,494	681
Deferred revenue and customer deposits	23,532	24,471	19,530
Other accrued expenses	58,120	103,221	76,186
Accrued expenses	$ 1,483,628	$ 1,446,722	$ 1,308,283